Financial Instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Aug. 16, 2019 $ / shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative	$ 79,000	$ 56,000
Shares Under Warrant Derivative Agreement | Warrants
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exercise price (usd per share) | $ / shares			$ 0.90
Currency risk | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.01
Increase (decrease) in net loss due to change in currency value	170,000
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.01
Increase (decrease) in net loss due to change in currency value	(22,000)
Level 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative	$ 79,000	$ 56,000